Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Omagine, Inc.
Entity Central Index Key	0000820600
Trading Symbol	omag
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	true
Amendment Description	PRELIMINARY PROSPECTUS, SUBJECT TO COMPLETION, DATED AUGUST 6, 2014
Document Fiscal Year Focus	2014